Non-Controlling Interest	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

18. NON-CONTROLLING INTEREST

On December 30, 2021, two of the Group’s subsidiaries, Mios Pharmaceuticals Limited (“Mios”) and Scipio Life Sciences Limited (“Scipio”), issued Class A and Class B ordinary shares to various parties; for each such entity, each Class A ordinary share is entitled to 1 vote and 1 share of economic interest of the respective company, while each Class B ordinary share is entitled to 10 votes and 0.001 share of economic interest of the respective company. On December 31, 2021, Mios and Scipio further issued Class A ordinary shares to the Group in exchange of certain projects licenses. Upon these share issuances, the Group was holding 97.93% economic interest and 36.17% voting power in Mios, and 97.93% economic interest and 35.06% voting power in Scipio, respectively. Since the sole director of Mios and Scipio is an executive director of the Group, the Group can effectively participate in all significant financial and operating decisions in these two companies through the power granted to the sole director in Mios and Scipio’s Articles of Association. The Group is deemed to have control over Mios and Scipio and hence these two companies are still within the Group. As a result, a total deficit of $27,293 was reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements for the year end December 31, 2021.

On January 2, 2021, Aptorum Medical Limited issued 117 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 93% to 92%. On February 25, 2022, Aptorum Medical Limited further issued 119 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 92% to 91%. On February 1, 2023, Aptorum Medical Limited further issued 122 shares to Clark Cheng in according to the appointment agreement, decreasing the equity interest of the Company from 91% to 90%. As a result, a total deficit of $67,766, $52,024, and $34,130 were reclassified from additional paid-in capital to non-controlling interests within the Group’s consolidated financial statements for the years ended December 31, 2023, 2022 and 2021, respectively.